Concentration of Credit Risks - Schedule of Revenue and Receivables Concentration (Details) - Semiconductors segment [Member] - Customer Concentration Risk [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
International Computer and Hardware Manufacturer [Member] | Revenue Benchmark [Member]
Concentration of credit risks
Percentage of concentration risk	14.00%	8.00%
International Computer and Hardware Manufacturer [Member] | Accounts Receivable [Member]
Concentration of credit risks
Percentage of concentration risk	15.00%	25.00%
Maximum amount of loss due to credit risk	$ 856	$ 1,196
International Distributor of Semiconductors, Electronics [Member] | Revenue Benchmark [Member]
Concentration of credit risks
Percentage of concentration risk	15.00%	9.00%
International Distributor of Semiconductors, Electronics [Member] | Accounts Receivable [Member]
Concentration of credit risks
Percentage of concentration risk	11.00%	3.00%
Maximum amount of loss due to credit risk	$ 617	$ 134